BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable
Accounts Receivable, Net

	As of
(In thousands)	December 31, 2023	January 1, 2023
Accounts receivable, gross(1)	$63,517	$55,218
Less: allowance for credit losses	(566)	(807)
Less: allowance for sales returns	(264)	(110)
Accounts receivable, net	$62,687	$54,301
(1)The Company maintains factoring arrangements with two separate third-party factor agencies related to our accounts receivable from customers in Europe and the United States. As a result of these factoring arrangements, title of certain accounts receivable balances was transferred to third-party vendors, and both arrangements were accounted for as a sale of financial assets given effective control over these financial assets has been surrendered. As a result, these financial assets have been excluded from our Consolidated Balance Sheets. The Company maintains the role as a collection agent for the factor agencies and as of December 31, 2023 and January 1, 2023, the cash held in escrow for the collection of such funds that has not been collected by the factor agencies is $0.1 million and $0.5 million, respectively.

Schedule of Allowance For Credit Losses And Sales Returns

(In thousands)	Balance at Beginning of Period	Charges to Expense	Deductions	Balance at End of Period
Allowance for credit losses
Year ended December 31, 2023	$807	$(170)	$(71)	$566
Year ended January 1, 2023	940	(13)	(120)	807

Allowance for sales returns
Year ended December 31, 2023	$110	$154	$—	$264
Year ended January 1, 2023	225	(115)	—	110

Schedule of Inventory, Current	Inventories

	As of
(In thousands)	December 31, 2023	January 1, 2023
Raw materials	$37,063	$83,350
Work-in-process	80,219	76,718
Finished goods	191,666	143,162
Inventories	$308,948	$303,230

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Prepaid Expenses and Other Current Assets

	As of
(In thousands)	December 31, 2023	January 1, 2023
VAT receivables, current portion	$10,218	$7,320
Tax receivables	1,580	3,819
Receivables from tolling partners	—	14,923
Other receivables from SunPower (Note 3)	3,448	14,703
Other receivables	14,278	19,394
Deferred issuance cost	1,528	1,652
Restricted cash	5,242	37,974
Prepaid expenses	18,055	26,366
Derivative financial instruments (Note 12)	313	703
Asset held for sale(1)	466	1,490
Other prepaid expenses and other current assets	684	764
Prepaid expenses and other current assets	$55,812	$129,108
(1)     Asset held for sale represents fixed assets that have satisfied the held for sale criteria under ASC 360 Property, Plant and Equipment. Such assets are carried at the lower of carrying amount and fair value less costs to sell.

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 7
Customers relationship	4
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of December 31, 2023
Customer relationship	$2,600	$—	$2,600
Trademarks and purchased technology	2,961	(2,209)	752
Total	$5,561	$(2,209)	$3,352

As of January 1, 2023
Trademarks and purchased technology	$2,305	$(2,014)	$291

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2023, the estimated future amortization expense related to definite-lived intangible assets is as follows:

(In thousands)
Fiscal Year
2024	$866
2025	818
2026	740
2027	730
2028	80
Thereafter	118
Total future amortization expense	$3,352

Property, Plant and Equipment

Useful Lives in Years
Buildings	20
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 10
Computer equipment	3 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	December 31, 2023	January 1, 2023
Manufacturing equipment	$185,536	$300,089
Land and buildings	148,808	151,763
Leasehold improvements	85,536	89,215
Solar power systems	1,318	1,300
Computer equipment	49,220	39,011
Furniture and fixtures	1,321	1,378
Construction-in-process	22,000	15,786
Property, plant and equipment, gross	493,739	598,542
Less: accumulated depreciation	(213,714)	(218,074)
Property, plant and equipment, net	$280,025	$380,468

Schedule of Other Assets
Other Long-term Assets

	As of
(In thousands)	December 31, 2023	January 1, 2023
Equity investments without readily determinable fair value (Note 10)	$4,000	$4,000
Equity method investments (Note 10)	—	3,061
Prepaid Forward (Note 11)	16,298	34,661
Prepayment for capital expenditure	35,150	7,890
Restricted cash	100	2,545
Land rights	4,728	4,930
Receivables from SunPower, less current portion (Note 3)	6,220	1,458
Other	2,414	1,873
Other long-term assets	$68,910	$60,418

Schedule of Accrued Liabilities
Accrued Liabilities

	As of
(In thousands)	December 31, 2023	January 1, 2023
Employee compensation and employee benefits	$23,165	$25,885
Short-term warranty reserves	3,333	7,082
Restructuring reserve (Note 8)	25,429	563
Accrued interest payable	12,151	13,577
Other payables to SunPower (Note 3)	2,198	7,769
VAT payables	3,108	8,418
Derivative financial instruments (Note 12)	2,456	5,318
Legal accruals	8,489	7,903
Taxes payable	4,572	13,575
Payable to factor agencies	504	1,172
Refund liabilities to TotalEnergies, current portion (Note 3)	10,127	7,382
Repurchase obligation(1)	—	30,508
Short-term security deposit payable	1,990	—
Liquidated damage provision(2)	8,361	—
Provision for loss on firm purchase commitment	2,644	1,041
Other	4,929	4,964
Accrued liabilities	$113,456	$135,157
(1)Amount as of January 1, 2023 relates to obligation to the suppliers who perform toll manufacturing of wafers for the Company. The Company has sold polysilicon to these suppliers and will have to repurchase back in the form of wafers. Such amount was fully repurchased during fiscal year 2023.
(2)Amount relates to estimated exposure arising from delays of delivery of modules under the terms and conditions for some of our supply contracts.

Other Noncurrent Liabilities
Other Long-term Liabilities

	As of
(In thousands)	December 31, 2023	January 1, 2023
Long-term warranty reserves	$22,178	$26,130
Unrecognized tax benefits	5,451	16,823
Long-term security deposit payable	91	2,012
Long-term pension liability	1,960	1,632
Refund liabilities to TotalEnergies, net of current portion (Note 3)	8,102	14,764
Other	712	2,302
Other long-term liabilities	$38,494	$63,663
(1)Included in the warranty reserve is the long-term system warranty reserve of $4.5 million and $4.7 million as of December 31, 2023 and January 1, 2023, respectively, relating to SunPower’s business which is indemnified by SunPower under the Separation and Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Other long-term assets” on the Consolidated Balance Sheets.

Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss

	As of
(In thousands)	December 31, 2023	January 1, 2023
Cumulative translation adjustment	$(19,450)	$(21,695)
Unrecognized gain on long-term pension liability adjustment	4,513	5,105
Net unrealized loss on derivative instruments	(1,441)	(5,518)
Accumulated other comprehensive loss	$(16,378)	$(22,108)